Activity in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Beginning balance	$ 1,514	$ 1,691	$ 1,675
Provision	734	1,043	1,516
Write offs and adjustments	(621)	(1,220)	(1,500)
Ending balance	$ 1,627	$ 1,514	$ 1,691